Property and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 283,841	$ 260,600
Less accumulated depreciation		(124,355)	(106,965)
Property and equipment, net	$ 164,164	159,486	153,635
Land and Building
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		123,899	123,046
Vehicles
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		50,454	45,846
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		32,276	29,661
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		53,198	38,755
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		14,749	12,931
Office and Telecommunication Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		6,772	8,115
Software for internal use
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		1,488
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 1,005	$ 2,246